Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Summary of earnings per share

			Cents per share
Per ordinary share	2017	2016	2015
Basic earnings per share	17.20	0.61	(35.39)
Diluted earnings per share	17.10	0.60	(35.39)

		Dollars per share
Per American Depositary Share (ADS)	2017	2016	2015
Basic earnings per share	1.03	0.04	(2.12)
Diluted earnings per share	1.03	0.04	(2.12)

			$ million
	2017	2016	2015
Profit (loss) attributable to BP shareholders	3,389	115	(6,482)
Less: dividend requirements on preference shares	1	1	2
Profit (loss) for the year attributable to BP ordinary shareholders	3,388	114	(6,484)

			Shares thousand
	2017	2016	2015
Basic weighted average number of ordinary shares	19,692,613	18,744,800	18,323,646
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	123,829	110,519	—
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	19,816,442	18,855,319	18,323,646

			Shares thousand
	2017	2016	2015
Basic weighted average number of ordinary shares - ADS equivalent	3,282,102	3,124,133	3,053,941
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	20,638	18,420	—
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	3,302,740	3,142,553	3,053,941

Summary of antidilutive securities
The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2017	2016
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	101,550	92,529
1 to 2 years	108,373	94,760
2 to 3 years	85,878	102,342
3 to 4 years	413	680
Over 4 years	166	319
	296,380	290,630
Dilutive effect	126,122	113,012

[a]	Numbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2017		2016
	Number of optionsab thousand	Weighted average exercise price $	Number of optionsab thousand	Weighted average exercise price $
Outstanding	22,399	4.34	26,284	3.85
Exercisable	1,112	4.46	498	4.59
Dilutive effect	5,145	n/a	3,380	n/a

[a]	Numbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).

[b]	At 31 December 2017 the quoted market price of one BP ordinary share was £5.23 (2016 £5.10).